Exhibit 99.1

World Omni Auto Receivables Trust 2021-D

Monthly Servicer Certificate

April 30, 2025

Dates Covered
Collections Period	04/01/25 - 04/30/25
Interest Accrual Period	04/15/25 - 05/14/25
30/360 Days	30
Actual/360 Days	30
Distribution Date	05/15/25

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 03/31/25	194,493,029.15	18,817
Yield Supplement Overcollateralization Amount 03/31/25	1,669,344.64	0
Receivables Balance 03/31/25	196,162,373.79	18,817
Principal Payments	12,717,787.21	704
Defaulted Receivables	241,052.78	17
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 04/30/25	1,481,145.38	0
Pool Balance at 04/30/25	181,722,388.42	18,096

Pool Statistics	$ Amount	# of Accounts
Pool Factor	15.47%
Prepayment ABS Speed	1.20%
Aggregate Starting Principal Balance	1,183,996,579.97	40,585

Delinquent Receivables:
Past Due 31-60 days	4,115,645.73	279
Past Due 61-90 days	1,243,562.58	76
Past Due 91-120 days	155,400.78	11
Past Due 121+ days	0.00	0
Total	5,514,609.09	366

Total 31+ Delinquent as % Aggregate Ending Principal Balance	3.01%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.76%
Delinquency Trigger Occurred	NO

Recoveries	203,318.33
Aggregate Net Losses/(Gains) - April 2025	37,734.45
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.23%
Prior Net Losses/(Gains) Ratio	-0.22%
Second Prior Net Losses/(Gains) Ratio	0.60%
Third Prior Net Losses/(Gains) Ratio	-0.72%
Four Month Average	-0.03%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.51%

Overcollateralization Target Amount	5,755,408.97
Actual Overcollateralization	5,755,408.97
Weighted Average Contract Rate	4.28%
Weighted Average Contract Rate, Yield Adjusted	5.25%
Weighted Average Remaining Term	23.90

Flow of Funds	$ Amount
Collections	13,605,642.35
Investment Earnings on Cash Accounts	14,983.08
Servicing Fee	(163,468.64)
Transfer to Collection Account	-
Available Funds	13,457,156.79

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	121,819.56
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	43,738.00
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	24,753.67
(7) Noteholders' Third Priority Principal Distributable Amount	7,015,231.76
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,755,408.97
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	496,204.83

Total Distributions of Available Funds	13,457,156.79

Servicing Fee	163,468.64
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,096,400,000.00
Original Class B	34,530,000.00
Original Class C	17,270,000.00

Total Class A, B, & C
Note Balance @ 04/15/25	188,737,620.18
Principal Paid	12,770,640.73
Note Balance @ 05/15/25	175,966,979.45

Class A-1
Note Balance @ 04/15/25	0.00
Principal Paid	0.00
Note Balance @ 05/15/25	0.00
Note Factor @ 05/15/25	0.0000000%

Class A-2
Note Balance @ 04/15/25	0.00
Principal Paid	0.00
Note Balance @ 05/15/25	0.00
Note Factor @ 05/15/25	0.0000000%

Class A-3
Note Balance @ 04/15/25	15,337,620.18
Principal Paid	12,770,640.73
Note Balance @ 05/15/25	2,566,979.45
Note Factor @ 05/15/25	0.6626173%

Class A-4
Note Balance @ 04/15/25	121,600,000.00
Principal Paid	0.00
Note Balance @ 05/15/25	121,600,000.00
Note Factor @ 05/15/25	100.0000000%

Class B
Note Balance @ 04/15/25	34,530,000.00
Principal Paid	0.00
Note Balance @ 05/15/25	34,530,000.00
Note Factor @ 05/15/25	100.0000000%

Class C
Note Balance @ 04/15/25	17,270,000.00
Principal Paid	0.00
Note Balance @ 05/15/25	17,270,000.00
Note Factor @ 05/15/25	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	190,311.23
Total Principal Paid	12,770,640.73
Total Paid	12,960,951.96

Class A-1
Coupon	0.11772%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.35000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.81000%
Interest Paid	10,352.89
Principal Paid	12,770,640.73
Total Paid to A-3 Holders	12,780,993.62

Class A-4
Coupon	1.10000%
Interest Paid	111,466.67
Principal Paid	0.00
Total Paid to A-4 Holders	111,466.67

Class B
Coupon	1.52000%
Interest Paid	43,738.00
Principal Paid	0.00
Total Paid to B Holders	43,738.00

Class C
Coupon	1.72000%
Interest Paid	24,753.67
Principal Paid	0.00
Total Paid to C Holders	24,753.67

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.1657475
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	11.1223138
Total Distribution Amount	11.2880613

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0267240
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	32.9649993
Total A-3 Distribution Amount	32.9917233

A-4 Interest Distribution Amount	0.9166667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.9166667

B Interest Distribution Amount	1.2666667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.2666667

C Interest Distribution Amount	1.4333335
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	1.4333335

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	549.32
Noteholders' Principal Distributable Amount	450.68

Account Balances	$ Amount
Reserve Account
Balance as of 04/15/25	2,877,704.48
Investment Earnings	10,059.71
Investment Earnings Paid	(10,059.71)
Deposit/(Withdrawal)	-
Balance as of 05/15/25	2,877,704.48
Change	-

Required Reserve Amount	2,877,704.48

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$1,089,063.48	$1,415,413.52	$1,131,943.31
Number of Extensions	75	97	73
Ratio of extensions to Beginning of Period Receivables Balance	0.56%	0.68%	0.51%